Note 6 - Vessels, Net (Details) (USD $)	Sep. 30, 2013
Note 6 - Vessels, Net (Details) [Line Items]
Pledged Assets, Not Separately Reported, Other	$ 666,204,617
Gas Enchanted, Gas Alice, Gas Inspiration, Gas Ethereal, And Sakura Symphony [Member]
Note 6 - Vessels, Net (Details) [Line Items]
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds	$ 73,149,196